Segmented Reporting (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenues	$ 0	$ 0	$ 0
Mine development expenses
Mineral claims (Madagascar)	3,335	93,954	81,969
Payroll and benefits	0	0	13,490
Engineering and metallurgical (Canada, South Africa)	38,598	64,850	171,210
Consulting fees (Madagascar)	265,635	0	686,212
Travel	16,100	20,452	12,587
Commercial production success fee	0	0	0
Total mine development expenses	323,668	179,256	965,468
Exploration and evaluation expenses
Mineral claims (Canada)	15,335	6,623	15,469
Mineral claims (Madagascar)	4,449	50,000	39,875
Exploration Camp and Admin (Madagascar)	27,031	9,487	82,582
Total exploration and evaluation expenses	46,815	66,110	137,926
General and administrative expenses
Payroll and benefits	483,519	436,337	459,553
Legal Fees	99,316	29,344	239,366
Professional Fees	155,108	95,397	111,711
Public filing expenses	131,923	72,137	87,093
Travel expenses	23,399	34,004	140,414
Investor relation expenses	31,610	22,993	49,711
Insurance expenses	30,816	22,624	18,315
Rent expenses	19,857	19,111	34,303
Office and admin	37,412	23,637	24,704
Total general and administrative expenses	1,396,801	1,114,087	1,533,515
Share-based compensation	3,744,172	0	651,692
Amortization of plant and equipment	6,592	6,053	0
Finance costs	1,317	0	0
Foreign currency translation (gain) loss	101,252	3,552	(4,565)
Interest (income)	(104)	0	0
Interest expense	273	2,098	0
Royalty Fee	0	0	0
Flow through provision (gain) or loss	(146,814)	0	0
Foreign taxes	92	772	0
Sub-total before other items	5,474,064	1,371,928	3,284,036
Change in value of warrant liability	36,486,420	(386,940)	(73,532)
Government assistance	0	(7,353)	0
Net loss for the year	$ (41,960,484)	$ (977,635)	$ (3,210,504)